Fees Summary	Oct. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 175,529,000.00
Total Fee Amount	15,271.02
Total Offset Amount	0.00
Net Fee	$ 15,271.02
Offering Table N/A
Offset Table N/A	N/A